Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	001-40454
Entity Registrant Name	KULR TECHNOLOGY GROUP, INC.
Entity Central Index Key	0001662684
Entity Tax Identification Number	81-1004273
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1999 S. Bascom Ave. Suite 700
Entity Address, City or Town	Campbell
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95008
City Area Code	408
Local Phone Number	663-5247
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	KULR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false